Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,994,000
Previously Paid Amount	0.00
Total Fee Amount	689.67
Total Offset Amount	0.00
Net Fee	689.67
Narrative - Max Aggregate Offering Price	$ 4,994,000
Final Prospectus	true